FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/05

Is this a transition report: (Y/N)      N
                                    --------

Is this an amendment to a previous filing? (Y/N)      N
                                                  --------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: THE FIDELITY VARIABLE ACCOUNT OF MONARCH LIFE INSURANCE
                       COMPANY
   B. File Number: 811-4758
   C. Telephone Number: (413) 784-7075

2. A. Street: ONE MONARCH PLACE
   B. City:   Springfield   C.  State:   MA   D.  Zip Code:  01133  Zip Ext.
   E. Foreign Country:                   Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)    N
                                                                   -----

4. Is this the last filing on this form by Registrant? (Y/N)   N
                                                             ----

5. Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                   -----
   [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                                   -----
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)    N
                                                                   -----
   [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For fiscal year ending: 12/31/05
File number 811-4758

111.     A. [/] Depositor Name:
         B. [/] File Number (If any):
         C. [/] City:            State:    Zip Code:              Zip Ext.:
            [/] Foreign Country:           Foreign Postal Code:

111.     A. [/] Depositor Name:
         B. [/] File Number (If any):
         C. [/] City:           State:     Zip Code:              Zip Ext.:
            [/] Foreign Country:           Foreign Postal Code:

112.     A. [/] Sponsor Name:
         B. [/] File Number (If any):
         C. [/] City:           State:     Zip Code:              Zip Ext.:
            [/] Foreign Country:           Foreign Postal Code:

112.     A. [/] Sponsor Name:
         B. [/] File Number (If any):
         C. [/] City:           State:     Zip Code:              Zip Ext.:
            [/] Foreign Country:           Foreign Postal Code:

For fiscal year ending: 12/31/05
File number 811-4758

113. A. [/] Trustee Name:
     B. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:               State:     Zip Code:               Zip Ext.:
        [/] Foreign Country:               Foreign Postal Code:

For fiscal year ending:  12/31/05
File number 811-4758

116  Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)   ___

     B.  [/] Identify the family in 10 letters:
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?
         (Y/N)                                                               ___

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts? (Y/N)                               ___

     C.   [/] Scheduled premium variable life contracts? (Y/N)               ___

     D.   [/] Flexible premium variable life contracts? (Y/N)                ___

     E.   [/] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)                                  ___

118. [/] State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933          ___

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                   ___

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                                   $___

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period                                  ___

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period.                                                     ___

       Re:The Fidelity Variable Account of Monarch Life Insurance Company
                                File No. 811-4758
                           Annual Report on Form N-SAR

For period ending: 12/31/2005

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)____________   $ 0
                                                                          ------
124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units to be measured on the date they were
         placed in the subsequent series) ($000's omitted)____________     $
                                                                          ------
125. [/] State the total dollar amount of sales load
         collected (before reallowances to other brokers or
         dealers) by Registrant's principal underwriter and
         any underwriter which is an affiliated person of
         the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)_______________________________   $ 0
                                                                          ------

126.     Of the amount shown in item 125, state the total
         dollar amount of sales load collected from
         secondary market operations in Registrant's units
         (include the sales loads, if any, collected on
         units of a prior series placed in the portfolio of
         a subsequent series) ($000's omitted)________________________   $ 0
                                                                          ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period
         (excluding distributions of realized gains, if any):

                                                       Number of          Total Assets         Total Income
                                                        Series               ($000's           Distributions
                                                       Investing            omitted)         ($000's omitted)
                                                       ---------          ------------       ----------------
A.       U. S. Treasury direct issue__________                             $                    $
                                                       ---------           -----------          -----------
B.       U. S. Government agency___________                                $                    $
                                                       ---------           -----------          -----------
C.       State and municipal tax-free_________                             $                    $
                                                       ---------           -----------          -----------
D.       Public utility debt__________________                             $                    $
                                                       ---------           -----------          -----------
E.       Brokers or dealers debt or debt of
         brokers' or dealers' parent__________                             $                    $
                                                       ---------           -----------          -----------
F.       All other corporate intermed. & long -
         term debt_________________________                                $                    $
                                                       ---------           -----------          -----------
G.       All other corporate short-term ________                           $                    $
                                                       ---------           -----------          -----------
H.       Equity securities of brokers or dealers
         or parents of brokers or dealers_______                           $                    $
                                                       ---------           -----------          -----------
I.       Investment company equity securities ___                          $                    $
                                                       ---------           -----------          -----------
J.       All other equity securities_____________          1               $  46,440            $
                                                       ---------           -----------          -----------
K.       Other securities_____________________                             $
                                                       ---------           -----------          -----------
L.       Total assets of all series of registrant___       1               $  46,440            $
                                                       ---------           -----------          -----------

For period ending: 12/31/2005

File No. 811-4758

128.  [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of
          Registrant's series at the end of the current
          period insured or guaranteed by an entity other
          than the issuer? (Y/N)______________________________
                                                                        --------

          {If answer is "N" (No), go to item 131.}                         Y/N
                                                                        --------
129. [/]  Is the issuer of any instrument covered in item
          128 deliquent or in default as to payment of
          principal or interest at the end of the current
          period? (Y/N)______________________________                      Y/N
                                                                        --------
130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)________________________                        Y/N
                                                                        --------
131.  [/] Total expenses incurred by all series of
          Registrant during the current reporting period
          ($000's omitted)_________________________________________     $ 546
                                                                        --------

132. [/] List the "811" (Investment Company Act of 1940) registration number of all Series of Registration that are being included in this filing:

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______

          811- _______    811- _______  811- _______  811- _______   811- ______